Personnel expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Global [Member] | Period One [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	R$ 1,850,000	R$ 19,020,000	R$ 28,992,000
Global [Member] | Period Two [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan		9,095,000
Global [Member] | Period Three [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	259,391	643,828	1,436,867
Global [Member] | Period Four [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan		293,799
Global [Member] | Period Five [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	399,802	1,139,060	434,140
Global [Member] | Period Six [Member]
IfrsStatementLineItems [Line Items]
Period balance of plan	R$ 1,444,530	106,147	1,781,759
Santander Brasil Bank Shares [Member] | Local [Member] | Period One [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2024 to 12/2027
Period of exercise settlements	2026, 2027 and 2028
Period balance of plan	R$ 1,100,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Two [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2023 to 12/2026
Period of exercise settlements	2026
Period balance of plan	R$ 20,263	15,637
Santander Brasil Bank Shares [Member] | Local [Member] | Period Three [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2023 to 12/2026
Period of exercise settlements	2025 and 2026
Period balance of plan	R$ 750,000	750,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Four [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2022 to 12/2025
Period of exercise settlements	2025
Period balance of plan	R$ 118,363	118,363	66,323
Santander Brasil Bank Shares [Member] | Local [Member] | Period Five [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 12/2023
Period of exercise settlements	2023
Period balance of plan			1,500,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Six [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2021 to 10/2024
Period of exercise settlements	2024
Period balance of plan		18,270,000	23,490,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Seven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	09/2020 to 09/2022
Period of exercise settlements	2022
Period balance of plan			209,278
Santander Brasil Bank Shares [Member] | Local [Member] | Period Eight [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	09/2020 to 09/2022
Period of exercise settlements	2024
Period balance of plan		217,291	222,178
Santander Brasil Bank Shares [Member] | Local [Member] | Period Nine [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2020 to 12/2022
Period of exercise settlements	2023
Period balance of plan			4,002,000
Santander Brasil Bank Shares [Member] | Local [Member] | Period Ten [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2020 to 09/2023
Period of exercise settlements	2023
Period balance of plan			139,163
Santander Brasil Bank Shares [Member] | Local [Member] | Period Eleven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	07/2019 to 06/2022
Period of exercise settlements	2022
Period balance of plan			111,066
Santander Brasil Bank Shares [Member] | Local [Member] | Period Twelve [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	07/2019 to 06/2022
Period of exercise settlements	2022
Period balance of plan			304,594
Santander Brasil Bank Shares [Member] | Local [Member] | Period Thirteen [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	07/2019 to 06/2022
Period of exercise settlements	2024
Period balance of plan		292,537	343,863
Santander Brasil Bank Shares [Member] | Local [Member] | Period Fourteen [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	01/2019 to 12/2021
Period of exercise settlements	2022 and 2023
Period balance of plan			40,403
Santander Spain Shares And Options [Member] | Global [Member] | Period One [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2023
Period balance of plan		80,412	159,253
Santander Spain Shares And Options [Member] | Global [Member] | Period Two [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2023, with limit for options' exercise until 2030
Period balance of plan	R$ 420,394	420,394	832,569
Santander Spain Shares And Options [Member] | Global [Member] | Period Three [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	02/2024
Period balance of plan	R$ 117,601	117,601	124,184
Santander Spain Shares And Options [Member] | Global [Member] | Period Four [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	02/2024, with a limit for exercising the options until 02/2029
Period balance of plan	R$ 183,840	350,839	370,477
Santander Spain Shares And Options [Member] | Global [Member] | Period Five [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2025
Period balance of plan	R$ 95,786	95,786	150,703
Santander Spain Shares And Options [Member] | Global [Member] | Period Six [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2025, with a limit for exercising the options until 2030
Period balance of plan	R$ 367,827	367,827	578,713
Santander Spain Shares And Options [Member] | Global [Member] | Period Seven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2026
Period balance of plan	R$ 175,476	199,680	199,680
Santander Spain Shares And Options [Member] | Global [Member] | Period Eight [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2026, with a limit for exercising the options until 2033
Period balance of plan	R$ 472,469	537,637	R$ 537,637
Santander Spain Shares And Options [Member] | Global [Member] | Period Nine [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2027
Period balance of plan	R$ 8,528	R$ 9,095,000
Santander Spain Shares And Options [Member] | Global [Member] | Period Ten [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2027, with a limit for exercising the options until 2032
Period balance of plan	R$ 80,476
Santander Spain Shares And Options [Member] | Global [Member] | Period Eleven [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2028
Period balance of plan	R$ 2,411
Santander Spain Shares And Options [Member] | Global [Member] | Period Twelve [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	2028, with a limit for exercising the options until 2033
Period balance of plan	R$ 9,888
Santander Spain Shares And Options [Member] | Global [Member] | Period Thirteen [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	12/2024, with payment in 2025
Period balance of plan	R$ 50,419
Santander Spain Shares And Options [Member] | Global [Member] | Period Fourteen [Member]
IfrsStatementLineItems [Line Items]
Vesting periods	12/2025, with payment in 2026
Period balance of plan	R$ 70,346